Income Taxes - Provision for Income Tax (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal	$ 2,288,766	$ 1,399,794	$ 2,335,959
State	276,519	120,377	284,044
Current Income Tax Expense (Benefit), Total	2,565,285	1,520,171	2,620,003
Deferred (benefit) tax expense	(86,251)	307,920	(850,100)
Income tax expense	$ 2,479,034	$ 1,828,091	$ 1,769,903